UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ----------------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           -----------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           -----------------------------------------
           Los Angeles, CA  90025
           -----------------------------------------

Form 13F File Number: 028-06191
                      -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher T. Winkler
        --------------------------------------------
Title:  Managing Member
        --------------------------------------------
Phone:  310-899-7300
        --------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Christopher T. Winkler         Los Angeles, CA                    11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              57

Form 13F Information Table Value Total:  $    2,032,545
                                         --------------
                                         (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AGNICO EAGLE MINES LTD       COM             008474108   18,076    303,688 SH       SOLE       0           303,688      0    0
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR   03524A108   42,439    801,037 SH       SOLE       0           801,037      0    0
ARCH COAL INC                COM             039380100    1,849    126,848 SH       SOLE       0           126,848      0    0
BANK OF AMERICA CORPORATION  COM             060505104   38,334  6,263,777 SH       SOLE       0         6,263,777      0    0
BP PLC                       SPONSORED ADR   055622104    3,897    108,034 SH       SOLE       0           108,034      0    0
CAREFUSION CORP              COM             14170T101   83,166  3,472,471 SH       SOLE       0         3,472,471      0    0
CELANESE CORP DEL            COM SER A       150870103   19,642    603,824 SH       SOLE       0           603,824      0    0
CHESAPEAKE ENERGY CORP       COM             165167107   70,792  2,770,710 SH       SOLE       0         2,770,710      0    0
CHESAPEAKE ENERGY CORP       COM             165167107   12,775    500,000 SH  CALL SOLE       0           500,000      0    0
CITIGROUP INC                COM NEW         172967424   92,537  3,612,618 SH       SOLE       0         3,612,618      0    0
CITIGROUP INC                UNIT 99/99/9999 172967416   16,936    212,684 SH       SOLE       0           212,684      0    0
COGNIZANT TECHNOLOGY SOLUTIO CL A            192446102   18,603    296,705 SH       SOLE       0           296,705      0    0
COMCAST CORP NEW             CL A SPL        20030N200   38,727  1,869,064 SH       SOLE       0         1,869,064      0    0
COMCAST CORP NEW             CL A            20030N101   80,383  3,842,400 SH       SOLE       0         3,842,400      0    0
CONSOL ENERGY INC            COM             20854P109   20,480    603,600 SH       SOLE       0           603,600      0    0
CORNING INC                  COM             219350105    3,891    314,772 SH       SOLE       0           314,772      0    0
CVS CAREMARK CORPORATION     COM             126650100   39,131  1,164,960 SH       SOLE       0         1,164,960      0    0
D R HORTON INC               COM             23331A109   20,343  2,250,332 SH       SOLE       0         2,250,332      0    0
DISH NETWORK CORP            CL A            25470M109   18,129    723,723 SH       SOLE       0           723,723      0    0
E TRADE FINANCIAL CORP       COM NEW         269246401   60,377  6,627,522 SH       SOLE       0         6,627,522      0    0
FORD MTR CO DEL              COM PAR $0.01   345370860   20,747  2,145,493 SH       SOLE       0         2,145,493      0    0
GOLDCORP INC NEW             COM             380956409   18,197    398,700 SH       SOLE       0           398,700      0    0
GOOGLE INC                   CL A            38259P508   59,539    115,600 SH       SOLE       0           115,600      0    0
GUESS INC                    COM             401617105    3,813    133,826 SH       SOLE       0           133,826      0    0
HEWLETT PACKARD CO           COM             428236103  106,675  4,751,687 SH       SOLE       0         4,751,687      0    0
HOME DEPOT INC               COM             437076102   40,933  1,245,300 SH       SOLE       0         1,245,300      0    0
HOSPIRA INC                  COM             441060100   76,949  2,079,702 SH       SOLE       0         2,079,702      0    0
INTL PAPER CO                COM             460146103    8,954    385,100 SH       SOLE       0           385,100      0    0
JPMORGAN CHASE & CO          COM             46625H100   43,540  1,445,555 SH       SOLE       0         1,445,555      0    0
LENNAR CORP                  CL A            526057104   21,806  1,610,489 SH       SOLE       0         1,610,489      0    0
LIBERTY MEDIA CORP NEW       INT COM SER A   53071M104   19,225  1,302,500 SH       SOLE       0         1,302,500      0    0
LOUISIANA PAC CORP           COM             546347105   32,333  6,339,754 SH       SOLE       0         6,339,754      0    0
LOWES COS INC                COM             548661107   40,268  2,082,100 SH       SOLE       0         2,082,100      0    0
MACYS INC                    COM             55616P104   56,487  2,146,179 SH       SOLE       0         2,146,179      0    0
MARATHON OIL CORP            COM             565849106   10,094    467,744 SH       SOLE       0           467,744      0    0
MARATHON PETE CORP           COM             56585A102   24,966    922,609 SH       SOLE       0           922,609      0    0
MGM RESORTS INTERNATIONAL    COM             552953101   38,483  4,142,443 SH       SOLE       0         4,142,443      0    0
NEWMONT MINING CORP          COM             651639106   18,904    300,300 SH       SOLE       0           300,300      0    0
NEWS CORP                    CL A            65248E104   37,954  2,451,823 SH       SOLE       0         2,451,823      0    0
NOKIA CORP                   SPONSORED ADR   654902204    4,080    720,931 SH       SOLE       0           720,931      0    0
NYSE EURONEXT                COM             629491101   39,824  1,713,600 SH       SOLE       0         1,713,600      0    0
OFFICE DEPOT INC             COM             676220106    2,060  1,000,000 SH  CALL SOLE       0         1,000,000      0    0
OFFICE DEPOT INC             COM             676220106   16,034  7,783,371 SH       SOLE       0         7,783,371      0    0
PULTE GROUP INC              COM             745867101   20,032  5,071,383 SH       SOLE       0         5,071,383      0    0
ROCK-TENN CO                 CL A            772739207      376      7,723 SH       SOLE       0             7,723      0    0
ROWAN COS INC                COM             779382100   94,911  3,143,800 SH       SOLE       0         3,143,800      0    0
SCHWAB CHARLES CORP NEW      COM             808513105   83,590  7,417,016 SH       SOLE       0         7,417,016      0    0
SEAGATE TECHNOLOGY PLC       SHS             G7945M107   39,929  3,886,075 SH       SOLE       0         3,886,075      0    0
SPRINT NEXTEL CORP           COM SER 1       852061100   37,867 12,456,259 SH       SOLE       0        12,456,259      0    0
STAPLES INC                  COM             855030102   20,466  1,538,800 SH       SOLE       0         1,538,800      0    0
TARGET CORP                  COM             87612E106   40,154    818,800 SH       SOLE       0           818,800      0    0
TOLL BROTHERS INC            COM             889478103   19,646  1,361,458 SH       SOLE       0         1,361,458      0    0
UNION PAC CORP               COM             907818108    2,230     27,300 SH       SOLE       0            27,300      0    0
WESTERN DIGITAL CORP         COM             958102105   34,314  1,334,133 SH       SOLE       0         1,334,133      0    0
WILLIAMS COS INC DEL         COM             969457100   34,540  1,419,053 SH       SOLE       0         1,419,053      0    0
XEROX CORP                   COM             984121103    3,861    553,985 SH       SOLE       0           553,985      0    0
YAHOO INC                    COM             984332106  158,257 12,016,498 SH       SOLE       0        12,016,498      0    0
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